Income Taxes - Differences Between Income Taxes Expected at the US Federal Statutory Income Tax Rate and the Reported Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%	33.80%